MASSMUTUAL INSTITUTIONAL FUNDS
Supplement dated December 3, 2001 to the
A Shares Prospectus dated May 1, 2001, Revised as of August 22, 2001

        Effective December 3, 2001, Alliance Capital Management L.P. became a Co-Investment Sub-Adviser of the MassMutual Core Value Equity Fund.

        The information under Principal Investment Strategies and Risks on page 14 is replaced in its entirety by the following:

The Fund invests primarily in dividend paying stocks, securities convertible into stocks, and other securities, such as warrants and stock rights whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have below-average share-price to company earnings (“PE”), low price-to-book ratios and other relevant ratios relative to their industry peer groups, historical valuations or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

        Effective December 3, 2001, Wellington Management Company, LLP replaced J.P. Morgan Investment Management Inc. as one of the Small Cap Growth Equity Fund’s two Sub-Advisers.

        The second paragraph under Principal Investment Strategies and Risks on page 38 is replaced in its entirety by the following:

The investment approach employed by Wellington Management Company, LLP (“Wellington Management”) emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies.

Companies whose stocks are purchased for the Fund generally share several common characteristics:

•	financial strength;
•	top market share and significant insider ownership;
•	a high level of focus on core businesses and the ability to be flexible and quick to market with products and services;
•	favorable industry dynamics; and
•	significant potential appreciation over a three year time horizon.
B2098A-01.3

Companies are generally sold from the Fund when:

•	target prices are reached, and detailed evaluation suggests that future upside potential is limited;
•	company fundamentals are no longer attractive; and
•¹	superior purchase candidates are identified, or market capitalization ceilings are exceeded.

        The following information replaces similar information found on page 39:

Wellington Management and Waddell & Reed Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser and how they have differed.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	35.09%, 4Q 1999	-17.94%, 3Q 1998
Waddell & Reed Composite	44.03%, 4Q 1999	-10.57%, 3Q 1998

Wellington Management and Waddell & Reed Average Annual Total Returns for
Similar Accounts*

(for the periods ended December 31, 2000)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Wellington Management
Composite
Class A*	17.54%	20.44%	N/A
Waddell & Reed Composite
Class A*	-8.05%	31.54%	29.09%
Russell 2000 Index ∧	-3.02%	10.31%	15.53%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. Each Sub-Adviser’s composite includes the return for the portion of the Fund’s portfolio which it manages. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

        The following information replaces similar information found beginning on page 51 under the section titled About the Investment Adviser and Sub-Advisers:

George Tall

is primarily responsible for managing a portion of the portfolio of the Core Value Equity Fund. Mr. Tall began managing the portfolio of this Fund on April 20, 2000. Mr. Tall, a managing Director of Babson, is a Chartered Financial Analyst with more than 18 years of investment experience. Mr. Tall joined Babson in January 2000. Prior to that, Mr. Tall had worked for Allianz Asset Management (Munich, Germany) and for Allianz of America (Westport, Connecticut), since 1991, most recently as a portfolio manager and head of global research team. Mr. Tall is assisted by a team of Babson professionals, including Mr. Maramarco.

Anthony M. Maramarco

assists Mr. Tall in managing a portion of the portfolio of the Core Value Equity Fund. Mr. Maramarco, a Chartered Financial Analyst, has more than 18 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund and a portion of the portfolio of the Core Value Equity Fund. Mr. Farrell, a managing Director of Babson, has more than 13 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

        The following information supplements the information found beginning on page 51 under the section titled About the Investment Adviser and Sub-Advisers:

Alliance Capital Management L.P. (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of September 30, 2001, Alliance Capital managed approximately $421 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of the portfolio of the Core Value Equity Fund. Ms. Fedak has been an Executive Vice President and Chief Investment Officer — U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

Steven Pisarkiewicz

is a portfolio manager of the portfolio of the Core Value Equity Fund. Mr. Pisarkiewicz is the chief investment officer for Alliance Capital’s Structured Equity Services, chairman of the Bernstein Unit’s Structured Equities Investment Policy Group and a member of the U.S. Equity Investment Policy Group. Mr. Pisarkiewicz joined Sanford C. Bernstein & Co., Inc. in 1989 and has been a Senior Portfolio Manager since 1997.

Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, manages a portion of the portfolio of the Small Cap Growth Equity Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $280 billion as of September 30, 2001.

Kenneth L. Abrams

is the portfolio manager of the portfolio of the Small Cap Growth Equity Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 15 years.

        The following information replaces similar information found on page 56 under the section titled About the Investment Adviser and Sub-Advisers:

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

        The following information replaces similar information found in the fifth paragraph on page 61 under the section titled Investment Performance:

Wellington Management and Waddell & Reed.  Wellington Management and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially similar investment objectives, policies and investment strategies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts.

MASSMUTUAL INSTITUTIONAL FUNDS
Supplement dated December 3, 2001 to the
L Shares Prospectus dated May 1, 2001, Revised as of August 22, 2001

        Effective December 3, 2001, Alliance Capital Management L.P. became a Co-Investment Sub-Adviser of the MassMutual Core Value Equity Fund.

        The information under Principal Investment Strategies and Risks on page 14 is replaced in its entirety by the following:

The Fund invests primarily in dividend paying stocks, securities convertible into stocks, and other securities, such as warrants and stock rights whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have below-average share-price to company earnings (“PE”), low price-to-book ratios and other relevant ratios relative to their industry peer groups, historical valuations or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

        Effective December 3, 2001, Wellington Management Company, LLP replaced J.P. Morgan Investment Management Inc. as one of the Small Cap Growth Equity Fund’s two Sub-Advisers.

        The second paragraph under Principal Investment Strategies and Risks on page 38 is replaced in its entirety by the following:

The investment approach employed by Wellington Management Company, LLP (“Wellington Management”) emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies.

Companies whose stocks are purchased for the Fund generally share several common characteristics:

•	financial strength;
•	top market share and significant insider ownership;
•	a high level of focus on core businesses and the ability to be flexible and quick to market with products and services;
•	favorable industry dynamics; and
•	significant potential appreciation over a three year time horizon.
B2098L-01.3

Companies are generally sold from the Fund when:

•	target prices are reached, and detailed evaluation suggests that future upside potential is limited;
•	company fundamentals are no longer attractive; and
•	superior purchase candidates are identified, or market capitalization ceilings are exceeded.

        The following information replaces similar information found on page 39:

Wellington Management and Waddell & Reed Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser and how they have differed.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	35.14%, 4Q 1999	-17.89%, 3Q 1998
Waddell & Reed Composite	44.07%, 4Q 1999	-10.53%, 3Q 1998

Wellington Management and Waddell & Reed Average Annual Total Returns
for Similar Accounts*

(for the periods ended December 31, 2000)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Wellington Management
Composite Class L*	17.79%	20.69%	N/A
Waddell & Reed Composite
Class L*	-7.80%	31.79%	29.35%
Russell 2000 Index ∧	-3.02%	10.31%	15.53%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. Each Sub-Adviser’s composite includes the return for the portion of the Fund’s portfolio which it manages. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

        The following information replaces similar information found beginning on page 51 under the section titled About the Investment Adviser and Sub-Advisers:

George Tall

is primarily responsible for managing a portion of the portfolio of the Core Value Equity Fund. Mr. Tall began managing the portfolio of this Fund on April 20, 2000. Mr. Tall, a managing Director of Babson, is a Chartered Financial Analyst with more than 18 years of investment experience. Mr. Tall joined Babson in January 2000. Prior to that, Mr. Tall had worked for Allianz Asset Management (Munich, Germany) and for Allianz of America (Westport, Connecticut), since 1991, most recently as a portfolio manager and head of global research team. Mr. Tall is assisted by a team of Babson professionals, including Mr. Maramarco.

Anthony M. Maramarco

assists Mr. Tall in managing a portion of the portfolio of the Core Value Equity Fund. Mr. Maramarco, a Chartered Financial Analyst, has more than 18 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund and a portion of the portfolio of the Core Value Equity Fund. Mr. Farrell, a managing Director of Babson, has more than 13 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

        The following information supplements the information found beginning on page 51 under the section titled About the Investment Adviser and Sub-Advisers:

Alliance Capital Management L.P. (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of September 30, 2001, Alliance Capital managed approximately $421 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of the portfolio of the Core Value Equity Fund. Ms. Fedak has been an Executive Vice President and Chief Investment Officer — U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

Steven Pisarkiewicz

is a portfolio manager of the portfolio of the Core Value Equity Fund. Mr. Pisarkiewicz is the chief investment officer for Alliance Capital’s Structured Equity Services, chairman of the Bernstein Unit’s Structured Equities Investment Policy Group and a member of the U.S. Equity Investment Policy Group. Mr. Pisarkiewicz joined Sanford C. Bernstein & Co., Inc. in 1989 and has been a Senior Portfolio Manager since 1997.

Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, manages a portion of the portfolio of the Small Cap Growth Equity Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $280 billion as of September 30, 2001.

Kenneth L. Abrams

is the portfolio manager of the portfolio of the Small Cap Growth Equity Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 15 years.

        The following information replaces similar information found on page 56 under the section titled About the Investment Adviser and Sub-Advisers:

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

        The following information replaces similar information found in the fifth paragraph on page 61 under the section titled Investment Performance:

Wellington Management and Waddell & Reed.  Wellington Management and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially similar investment objectives, policies and investment strategies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts.

MASSMUTUAL INSTITUTIONAL FUNDS
Supplement dated December 3, 2001 to the
Y Shares Prospectus dated May 1, 2001, Revised as of August 22, 2001

        Effective December 3, 2001, Alliance Capital Management L.P. became a Co-Investment Sub-Adviser of the MassMutual Core Value Equity Fund.

        The information under Principal Investment Strategies and Risks on page 14 is replaced in its entirety by the following:

The Fund invests primarily in dividend paying stocks, securities convertible into stocks, and other securities, such as warrants and stock rights whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have below-average share-price to company earnings (“PE”), low price-to-book ratios and other relevant ratios relative to their industry peer groups, historical valuations or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

        Effective December 3, 2001, Wellington Management Company, LLP replaced J.P. Morgan Investment Management Inc. as one of the Small Cap Growth Equity Fund’s two Sub-Advisers.

        The second paragraph under Principal Investment Strategies and Risks on page 38 is replaced in its entirety by the following:

The investment approach employed by Wellington Management Company, LLP (“Wellington Management”) emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies.

Companies whose stocks are purchased for the Fund generally share several common characteristics:

•	financial strength;
•	top market share and significant insider ownership;
•	a high level of focus on core businesses and the ability to be flexible and quick to market with products and services;
•	favorable industry dynamics; and
•	significant potential appreciation over a three year time horizon.
B2098Y-01.3
Companies are generally sold from the Fund when:

•	target prices are reached, and detailed evaluation suggests that future upside potential is limited;
•	company fundamentals are no longer attractive; and
•	superior purchase candidates are identified, or market capitalization ceilings are exceeded.

        The following information replaces similar information found on page 39:

Wellington Management and Waddell & Reed
Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser and how they have differed.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	35.17%, 4Q 1999	-17.86%, 3Q 1998
Waddell & Reed Composite	44.10%, 4Q 1999	-10.50%, 3Q 1998

Wellington Management and Waddell & Reed
Average Annual Total Returns for
Similar Accounts*

(for the periods ended December 31, 2000)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Wellington Management Composite
Class Y*	17.94%	20.84%	N/A
Waddell & Reed
Composite
Class Y*	-7.65%	31.95%	29.51%
Russell 2000 Index ∧	-3.02%	10.31%	15.53%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Each Sub-Adviser’s composite includes the return for the portion of the Fund’s portfolio which it manages. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

        The following information replaces similar information found beginning on page 51 under the section titled About the Investment Adviser and Sub-Advisers:

George Tall

is primarily responsible for managing a portion of the portfolio of the Core Value Equity Fund. Mr. Tall began managing the portfolio of this Fund on April 20, 2000. Mr. Tall, a managing Director of Babson, is a Chartered Financial Analyst with more than 18 years of investment experience. Mr. Tall joined Babson in January 2000. Prior to that, Mr. Tall had worked for Allianz Asset Management (Munich, Germany) and for Allianz of America (Westport, Connecticut), since 1991, most recently as a portfolio manager and head of global research team. Mr. Tall is assisted by a team of Babson professionals, including Mr. Maramarco.

Anthony M. Maramarco

assists Mr. Tall in managing a portion of the portfolio of the Core Value Equity Fund. Mr. Maramarco, a Chartered Financial Analyst, has more than 18 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund and a portion of the portfolio of the Core Value Equity Fund. Mr. Farrell, a managing Director of Babson, has more than 13 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

        The following information supplements the information found beginning on page 51 under the section titled About the Investment Adviser and Sub-Advisers:

Alliance Capital Management L.P.  (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of September 30, 2001, Alliance Capital managed approximately $421 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of the portfolio of the Core Value Equity Fund. Ms. Fedak has been an Executive Vice President and Chief Investment Officer — U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

Steven Pisarkiewicz

is a portfolio manager of the portfolio of the Core Value Equity Fund. Mr. Pisarkiewicz is the chief investment officer for Alliance Capital’s Structured Equity Services, chairman of the Bernstein Unit’s Structured Equities Investment Policy Group and a member of the U.S. Equity Investment Policy Group. Mr. Pisarkiewicz joined Sanford C. Bernstein & Co., Inc. in 1989 and has been a Senior Portfolio Manager since 1997.

Wellington Management Company, LLP  (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, manages a portion of the portfolio of the Small Cap Growth Equity Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $280 billion as of September 30, 2001.

Kenneth L. Abrams

is the portfolio manager of the portfolio of the Small Cap Growth Equity Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 15 years.

        The following information replaces similar information found on page 56 under the section titled About the Investment Adviser and Sub-Advisers:

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

        The following information replaces similar information found in the fifth paragraph on page 61 under the section titled Investment Performance:

Wellington Management and Waddell & Reed.  Wellington Management and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially similar investment objectives, policies and investment strategies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts.

MASSMUTUAL INSTITUTIONAL FUNDS
Supplement dated December 3, 2001 to the
S Shares Prospectus dated May 1, 2001, Revised as of August 22, 2001

        Effective December 3, 2001, Alliance Capital Management L.P. became a Co-Investment Sub-Adviser of the MassMutual Core Value Equity Fund.

        The information under Principal Investment Strategies and Risks on page 14 is replaced in its entirety by the following:

The Fund invests primarily in dividend paying stocks, securities convertible into stocks, and other securities, such as warrants and stock rights whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have below-average share-price to company earnings (“PE”), low price-to-book ratios and other relevant ratios relative to their industry peer groups, historical valuations or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

        Effective December 3, 2001, Wellington Management Company, LLP replaced J.P. Morgan Investment Management Inc. as one of the Small Cap Growth Equity Fund’s two Sub-Advisers.

        The second paragraph under Principal Investment Strategies and Risks on page 38 is replaced in its entirety by the following:

The investment approach employed by Wellington Management Company, LLP (“Wellington Management”) emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies.

Companies whose stocks are purchased for the Fund generally share several common characteristics:

•	financial strength;
•	top market share and significant insider ownership;
•	a high level of focus on core businesses and the ability to be flexible and quick to market with products and services;
•	favorable industry dynamics; and
•	significant potential appreciation over a three year time horizon.
B2098S-01.3

Companies are generally sold from the Fund when:

•	target prices are reached, and detailed evaluation suggests that future upside potential is limited;
•	company fundamentals are no longer attractive; and
•	superior purchase candidates are identified, or market capitalization ceilings are exceeded.

        The following information replaces similar information found on page 39:

Wellington Management and Waddell & Reed Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser and how they have differed.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	35.20%, 4Q 1999	-17.83%, 3Q 1998
Waddell & Reed Composite	44.12%, 4Q 1999	-10.48%, 3Q 1998

Wellington Management and Waddell & Reed Average Annual Total Returns for
Similar Accounts*

(for the periods ended December 31, 2000)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Wellington Management
Composite
Class S*	18.08%	20.98%	N/A
Waddell & Reed
Composite
Class S*	-7.51%	32.09%	29.65%
Russell 2000 Index ∧	-3.02%	10.31%	15.53%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. Each Sub-Adviser’s composite includes the return for the portion of the Fund’s portfolio which it manages. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

        The following information replaces similar information found beginning on page 51 under the section titled About the Investment Adviser and Sub-Advisers:

George Tall

is primarily responsible for managing a portion of the portfolio of the Core Value Equity Fund. Mr. Tall began managing the portfolio of this Fund on April 20, 2000. Mr. Tall, a managing Director of Babson, is a Chartered Financial Analyst with more than 18 years of investment experience. Mr. Tall joined Babson in January 2000. Prior to that, Mr. Tall had worked for Allianz Asset Management (Munich, Germany) and for Allianz of America (Westport, Connecticut), since 1991, most recently as a portfolio manager and head of global research team. Mr. Tall is assisted by a team of Babson professionals, including Mr. Maramarco.

Anthony M. Maramarco

assists Mr. Tall in managing a portion of the portfolio of the Core Value Equity Fund. Mr. Maramarco, a Chartered Financial Analyst, has more than 18 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund and a portion of the portfolio of the Core Value Equity Fund. Mr. Farrell, a managing Director of Babson, has more than 13 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

        The following information supplements the information found beginning on page 51 under the section titled About the Investment Adviser and Sub-Advisers:

Alliance Capital Management L.P.  (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of September 30, 2001, Alliance Capital managed approximately $421 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of the portfolio of the Core Value Equity Fund. Ms. Fedak has been an Executive Vice President and Chief Investment Officer — U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

Steven Pisarkiewicz

is a portfolio manager of the portfolio of the Core Value Equity Fund. Mr. Pisarkiewicz is the chief investment officer for Alliance Capital’s Structured Equity Services, chairman of the Bernstein Unit’s Structured Equities Investment Policy Group and a member of the U.S. Equity Investment Policy Group. Mr. Pisarkiewicz joined Sanford C. Bernstein & Co., Inc. in 1989 and has been a Senior Portfolio Manager since 1997.

Wellington Management Company, LLP  (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, manages a portion of the portfolio of the Small Cap Growth Equity Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $280 billion as of September 30, 2001.

Kenneth L. Abrams

is the portfolio manager of the portfolio of the Small Cap Growth Equity Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 15 years.

        The following information replaces similar information found on page 56 under the section titled About the Investment Adviser and Sub-Advisers:

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

        The following information replaces similar information found in the fifth paragraph on page 61 under the section titled Investment Performance:

Wellington Management and Waddell & Reed.  Wellington Management and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially similar investment objectives, policies and investment strategies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts.
MASSMUTUAL INSTITUTIONAL FUNDS
Supplement dated December 3, 2001 to the
Prospectus dated May 1, 2001, Revised as of August 22, 2001

        Effective December 3, 2001, Alliance Capital Management L.P. became a Co-Investment Sub-Adviser of the MassMutual Core Value Equity Fund.

        The information under Principal Investment Strategies and Risks on page 14 is replaced in its entirety by the following:

The Fund invests primarily in dividend paying stocks, securities convertible into stocks, and other securities, such as warrants and stock rights whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have below-average share-price to company earnings (“PE”), low price-to-book ratios and other relevant ratios relative to their industry peer groups, historical valuations or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

        Effective December 3, 2001, Wellington Management Company, LLP replaced J.P. Morgan Investment Management Inc. as one of the Small Cap Growth Equity Fund’s two Sub-Advisers.

        The second paragraph under Principal Investment Strategies and Risks on page 38 is replaced in its entirety by the following:

The investment approach employed by Wellington Management Company, LLP (“Wellington Management”) emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies.

Companies whose stocks are purchased for the Fund generally share several common characteristics:

•	financial strength;
•	top market share and significant insider ownership;
•	a high level of focus on core businesses and the ability to be flexible and quick to market with products and services;
•	favorable industry dynamics; and
•	significant potential appreciation over a three year time horizon.
B2098-01.3

Companies are generally sold from the Fund when:

•	target prices are reached, and detailed evaluation suggests that future upside potential is limited;
•	company fundamentals are no longer attractive; and
•	superior purchase candidates are identified, or market capitalization ceilings are exceeded.

        The following information replaces similar information found on page 39:

Wellington Management and Waddell & Reed
Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser and how they have differed.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	35.20%, 4Q 1999	-17.83%, 3Q 1998
Waddell & Reed Composite	44.12%, 4Q 1999	-10.48%, 3Q 1998

Wellington Management and Waddell & Reed
Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2000)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

		One Year	Five Years	Ten Years
Wellington Management Composite
Class S*		18.08%	20.98%	N/A
Class Y*		17.94%	20.84%	N/A
Class L*		17.79%	20.69%	N/A
Class A*		17.54%	20.44%	N/A
Waddell & Reed	Composite
Class S*		-7.51%	32.09%	29.65%
Class Y*		-7.65%	31.95%	29.51%
Class L*		-7.80%	31.79%	29.35%
Class A*		-8.05%	31.54%	29.09%
Russell 2000 Index ∧		-3.02%	10.31%	15.53%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. Each Sub-Adviser’s composite includes the return for the portion of the Fund’s portfolio which it manages. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found beginning on page 51 under the section titled About the Investment Adviser and Sub-Advisers:

George Tall

is primarily responsible for managing a portion of the portfolio of the Core Value Equity Fund. Mr. Tall began managing the portfolio of this Fund on April 20, 2000. Mr. Tall, a managing Director of Babson, is a Chartered Financial Analyst with more than 18 years of investment experience. Mr. Tall joined Babson in January 2000. Prior to that, Mr. Tall had worked for Allianz Asset Management (Munich, Germany) and for Allianz of America (Westport, Connecticut), since 1991, most recently as a portfolio manager and head of global research team. Mr. Tall is assisted by a team of Babson professionals, including Mr. Maramarco.

Anthony M. Maramarco

assists Mr. Tall in managing a portion of the portfolio of the Core Value Equity Fund. Mr. Maramarco, a Chartered Financial Analyst, has more than 18 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund and a portion of the portfolio of the Core Value Equity Fund. Mr. Farrell, a managing Director of Babson, has more than 13 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

        The following information supplements the information found beginning on page 51 under the section titled About the Investment Adviser and Sub-Advisers:

Alliance Capital Management L.P. (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of September 30, 2001, Alliance Capital managed approximately $421 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of the portfolio of the Core Value Equity Fund. Ms. Fedak has been an Executive Vice President and Chief Investment Officer — U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

Steven Pisarkiewicz

is a portfolio manager of the portfolio of the Core Value Equity Fund. Mr. Pisarkiewicz is the chief investment officer for Alliance Capital’s Structured Equity Services, chairman of the Bernstein Unit’s Structured Equities Investment Policy Group and a member of the U.S. Equity Investment Policy Group. Mr. Pisarkiewicz joined Sanford C. Bernstein & Co., Inc. in 1989 and has been a Senior Portfolio Manager since 1997.

Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, manages a portion of the portfolio of the Small Cap Growth Equity Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $280 billion as of September 30, 2001.

Kenneth L. Abrams

is the portfolio manager of the portfolio of the Small Cap Growth Equity Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 15 years.

        The following information replaces similar information found on page 56 under the section titled About the Investment Adviser and Sub-Advisers:

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

        The following information replaces similar information found in the fifth paragraph on page 62 under the section titled Investment Performance:

Wellington Management and Waddell & Reed.  Wellington Management and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially similar investment objectives, policies and investment strategies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts.

MASSMUTUAL INSTITUTIONAL FUNDS
Supplement dated December 3, 2001 to the
Statement of Additional Information dated May 1, 2001, Revised as of August 22, 2001

        Effective December 3, 2001, Alliance Capital Management L.P. (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105 became a Co-Investment Sub-Adviser of the MassMutual Core Value Equity Fund.

        Effective December 3, 2001, Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, replaced J.P. Morgan Investment Management Inc. as one of the Small Cap Growth Equity Fund’s two Sub-Advisers.

        The following information supplements the information found beginning on page B-39 under the section titled Investment Adviser and Sub-Advisers:

Babson and Alliance Capital both act as sub-advisers for Core Value Equity Fund. Alliance Capital is a Delaware limited partnership, of which Alliance Capital Management Corporation (“ACMC”), an indirect wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial”), is the general partner. As of June 30, 2001, Alliance Capital Management Holding L.P. (“Alliance Holding”) owned approximately 29.9% of the outstanding units of limited partnership interest in Alliance Capital (“Alliance Units”). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. (“NYSE”) in the form of units (“Alliance Holding Units”). As of June 30, 2001, AXA Financial, together with ACMC and certain of its other wholly-owned subsidiaries, beneficially owned approximately 2.1% of the outstanding Alliance Holding Units and 51.8% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA. Each sub-adviser will manage a portion of the net assets of the Fund’s portfolio, but not necessarily equal weighted. MassMutual pays Babson an investment sub-advisory fee at an annual rate of .13% of net assets under management. MassMutual pays Alliance Capital an investment sub-advisory fee at an annual rate of .23% on the first $300 million of aggregate net assets under management and .20% on aggregate net assets in excess of $300 million.

        The following information replaces similar information found on page B-42 under the section titled Unaffiliated Investment Sub-Advisers:

Wellington Management and Waddell & Reed both act as sub-advisers for Small Cap Growth Equity Fund, and both are registered with the SEC as investment advisers. Each sub-adviser will manage a portion of the net assets of the Fund’s portfolio. MassMutual pays Wellington Management an investment sub-advisory fee at an annual rate of .75% on the first $100 million of aggregate net assets under management and .70% on aggregate net assets in excess of $100 million. MassMutual pays Waddell & Reed an investment sub-advisory fee at an annual rate of .75% on the first $100 million of aggregate net assets under management and, thereafter, .70% on aggregate net assets in excess of $100 million. Wellington Management and Waddell & Reed both provide sub-advisory services for MML Small Cap Growth Equity Fund, a series of MML Series Investment Fund, an open-end investment company for which MassMutual acts as investment manager.

B2099-01.1